As filed with the Securities and Exchange Commission on August 18, 2015
Securities Act File No. 33-37458
Investment Company Act File No. 811-06199

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_______________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 80	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 81	[X]
(Check appropriate box or boxes.)

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code (410) 837-3234

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and Address of Agent for Service)

With Copies to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, Kansas 66211

Approximate Date of Proposed Public Offering:     As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b);
[ ]	on______(date) pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on______(date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on______(date) pursuant to paragraph (a)(2) of rule 485.

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

On Behalf of its Series,

The Brown Capital Management International Small Company Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 78 filed on July 29, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended (“Investment Company Act”), Registrant has duly caused this Post-Effective Amendment No. 80 to Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore, and the State of Maryland on this 18th day of August, 2015.

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

By:	_____________________
Keith A. Lee
Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 80 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

		August 18, 2015	Trustee, President, and Principal Executive Officer

Keith A. Lee		Date

	*		Trustee, Chairman

James H. Speed, Jr.		Date

	*		Trustee

Louis G. Hutt, Jr.		Date

	*		Trustee

Claude Z. Demby		Date

		August 18, 2015	Treasurer and Principal Financial Officer

Cecil E. Flamer		Date

* By:		Dated: August 18, 2015

Robert L. Young, III
Vice President and Attorney-in-Fact

EXHIBIT LIST

Exhibit Name	Exhibit Number

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE